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BNY Mellon Small Cap Value Fund
BNY Mellon Small Cap Value Fund
March 18, 2024 BNY MELLON INVESTMENT FUNDS I BNY Mellon Small Cap Value Fund Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Small Cap Value Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Small Cap Value Fund		Class A	Class C	Class I	Class Y
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	none	none
Administration fees		0.06%	0.06%	0.06%	0.06%
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.26%	0.37%	0.19%	0.15%
Total other expenses		0.57%	0.68%	0.25%	0.21%
Total annual fund operating expenses		1.37%	2.23%	1.05%	1.01%
Fee waiver	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses (after fee waiver)		1.27%	2.13%	0.95%	0.91%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive a portion of the fund's management fee in the amount of .10% of the fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	697	975	1,273	2,118
Class C	316	688	1,186	2,557
Class I	97	324	570	1,274
Class Y	93	312	548	1,227

Expense Example No Redemption - BNY Mellon Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	697	975	1,273	2,118
Class C	216	688	1,186	2,557
Class I	97	324	570	1,274
Class Y	93	312	548	1,227